Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 190,273	R$ 129,253	R$ 114,369
Compulsory Deposits In The Central Bank Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	10,228	3,613	2,242
Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	3,145	1,203	1,102
Securities purchased under agreements to resell [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	25,467	9,812	9,832
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	21,313	17,193	18,089
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	12,164	4,820	3,629
Loans Operations [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	116,844	92,789	79,503
Other financial asset [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 1,112	R$ (177)	R$ (28)